Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average SCT Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income(6) ($)	Net Revenue(7) ($)
					TSR(4) ($)	Peer Group TSR(4)(5) ($)

2025	10,257	2,187	5,159	1,334	93.02	182.44	145,600	1,464,955
2024	9,659	(327)	4,776	496	118.46	152.73	132,850	1,412,064
2023	11,179	25,371	5,528	11,738	144.90	128.28	99,173	1,337,062
2022	10,846	4,647	5,705	4,380	83.69	97.25	36,347	1,193,506
2021	10,045	11,917	4,403	5,121	110.93	124.79	39,671	1,031,839

Company Selected Measure Name	Net revenue
Named Executive Officers, Footnote	Jeremy Stoppelman served as our CEO in each of the reporting years. The dollar amounts reported are the amounts of total compensation reported for Mr. Stoppelman for each corresponding year in the “Total” column of the SCT.The non-PEO NEOs included in this calculation for each year are:
2022 to 2025 — David Schwarzbach, Sam Eaton, Jed Nachman and Craig Saldanha
2021 — David Schwarzbach, Sam Eaton, Jed Nachman and Vivek Patel

Peer Group Issuers, Footnote	The peer group TSR is based on the NYSE Arca Tech 100 Index, which is the industry index used in our Annual Report pursuant to Item 201(e) of Regulation S-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 10,257,000	$ 9,659,000	$ 11,179,000	$ 10,846,000	$ 10,045,000
PEO Actually Paid Compensation Amount	$ 2,187,000		25,371,000	4,647,000	11,917,000
Adjustment To PEO Compensation, Footnote	Reflects the amount of compensation actually paid to Mr. Stoppelman and our non-PEO NEOs, calculated as indicated in the table below in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Stoppelman or our other NEOs during 2025. For information regarding the decisions made by our Compensation Committee with respect to Mr. Stoppelman’s and our other NEOs’ compensation for 2025, see “—Compensation Discussion and Analysis” above. All amounts are presented in thousands.

	PEO	Non-PEO NEOs
	2025 ($)	2025 ($)

Summary Compensation Table Total	$10,257	$5,159
Less: Stock award value reported in the Summary Compensation Table for the covered year(a)	9,104	4,225
Plus: Fair value as of the end of the covered year of all awards granted in covered year that are outstanding and unvested as of the end of the covered year	5,131	2,381
Plus: Change in fair value as of the end of the covered year of any awards granted in any prior years that are outstanding and unvested as of the end of the covered year	(4,799)	(2,196)
Plus: Fair value as of the vesting date of vested awards that are granted and vest in the covered year	832	379
Plus: Change in fair value as of the vesting date of any awards granted in any prior years for which all applicable vesting conditions were satisfied at the end of or during the covered year	(129)	(164)

	PEO	Non-PEO NEOs
	2025 ($)	2025 ($)

Less: Fair value at the end of the prior year of awards granted in any prior year that fail to meet the applicable vesting conditions during the covered year	—	—
Plus: Dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid(b)(c)	$2,187	$1,334

Non-PEO NEO Average Total Compensation Amount	$ 5,159,000		5,528,000	5,705,000	4,403,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,334,000		11,738,000	4,380,000	5,121,000
Adjustment to Non-PEO NEO Compensation Footnote	Reflects the amount of compensation actually paid to Mr. Stoppelman and our non-PEO NEOs, calculated as indicated in the table below in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Stoppelman or our other NEOs during 2025. For information regarding the decisions made by our Compensation Committee with respect to Mr. Stoppelman’s and our other NEOs’ compensation for 2025, see “—Compensation Discussion and Analysis” above. All amounts are presented in thousands.

	PEO	Non-PEO NEOs
	2025 ($)	2025 ($)

Summary Compensation Table Total	$10,257	$5,159
Less: Stock award value reported in the Summary Compensation Table for the covered year(a)	9,104	4,225
Plus: Fair value as of the end of the covered year of all awards granted in covered year that are outstanding and unvested as of the end of the covered year	5,131	2,381
Plus: Change in fair value as of the end of the covered year of any awards granted in any prior years that are outstanding and unvested as of the end of the covered year	(4,799)	(2,196)
Plus: Fair value as of the vesting date of vested awards that are granted and vest in the covered year	832	379
Plus: Change in fair value as of the vesting date of any awards granted in any prior years for which all applicable vesting conditions were satisfied at the end of or during the covered year	(129)	(164)

	PEO	Non-PEO NEOs
	2025 ($)	2025 ($)

Less: Fair value at the end of the prior year of awards granted in any prior year that fail to meet the applicable vesting conditions during the covered year	—	—
Plus: Dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid(b)(c)	$2,187	$1,334

Equity Valuation Assumption Difference, Footnote	The fair values set forth in the table above are calculated in accordance with ASC 718 as of the end of the respective years, other than fair values of awards that vested in the covered year, which are valued as of the applicable vesting date. The assumptions used for purposes of calculating fair values of the TSR RSUs as of the end of the respective years are as follows:

Award	Measurement Date	Remaining Performance Period	Expected Volatility	Compounded Risk-Free Interest Rate	Compounded Dividend Yield

2023 TSR RSUs	12/31/2024	1.00 years	29.47%	4.08%	—%
2024 TSR RSUs	12/31/2024	2.00 years	29.34%	4.16%	—%
2024 TSR RSUs	12/31/2025	1.00 years	35.38%	3.42%	—%
2025 TSR RSUs	12/31/2025	2.00 years	32.52%	3.41%	—%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2025 Most Important Measures (Unranked)

Net Revenue
Adjusted EBITDA
Three-year relative TSR

Total Shareholder Return Amount	$ 93.02	118.46	144.90	83.69	110.93
Peer Group Total Shareholder Return Amount	$ 182.44	$ 152.73	$ 128.28	$ 97.25	$ 124.79
PEO Name	Jeremy Stoppelman
Additional 402(v) Disclosure
(a)    The grant date fair value of equity awards represents the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered year.
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period, by (b) the Company's share price at the beginning of the measurement period.
(6)    Net income as reported in the Company’s consolidated financial statements included in the Annual Report.
(7)    Net revenue as reported in the Company’s consolidated financial statements included in the Annual Report.
The information provided under the “Pay versus Performance” heading is not deemed to be incorporated by reference into any filing of Yelp under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award From Prior Year, Remaining Performance Period	1 year	1 year
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award From Prior Year, Expected Volatility Rate	0.3538	0.2947
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award From Prior Year, Compounded Risk-Free Interest Rate	0.0342	0.0408
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award From Prior Year, Compounded Dividend Yield Rate	0.00%	0.00%
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award, Remaining Performance Period	2 years	2 years
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award, Expected Volatility Rate	0.3252	0.2934
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award, Compounded Risk-Free Interest Rate	0.0341	0.0416
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award, Compounded Dividend Yield Rate	0.00%	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Three-year relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,104,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,131,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,799,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	832,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,000)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,225,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,381,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,196,000)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	379,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0